DISCONTINUED OPERATIONS - General information (Details) - CAD ($) $ in Millions		3 Months Ended		12 Months Ended
	Jan. 24, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued operations
DISCONTINUED OPERATIONS
Gain on disposal of businesses				$ (97.2)		$ 14.6
4Degrees Inc. Colocation data centers
DISCONTINUED OPERATIONS
Amount received from discontinued operations	$ 261.6
Payment of working capital adjustments	0.9
Gain on disposal of businesses			$ 97.2
Tax benefit on discontinued operations		$ 18.5			$ 18.5
The amount deferred from the proceeds received on discontinued operations	$ 53.1
English-language newspaper operations
DISCONTINUED OPERATIONS
Gain on disposal of businesses						$ 14.6